Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 8
3 years	24
5 years	42
10 years	$ 96